Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Results, Assets and Liabilities by Segments

The following are the results, assets and liabilities by segments for the years ended December 31, 2022, 2023 and 2024:

December 31, 2022	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	4,562,120	Ps.	2,690,693	Ps.	2,278,063	Ps.	2,711,345	Ps.	1,689,682	Ps.	457,013	Ps.	760,779	Ps.	2,187,039	Ps.	17,336,734	Ps.	—	Ps.	—	Ps.	17,336,734
Non-aeronautical services		877,101		532,955		524,261		1,093,300		693,603		79,181		154,845		415,586		4,370,832		826,406		—		5,197,238
Improvements to concession assets		2,474,815		751,422		523,993		624,893		109,715		74,231		33,868		253,467		4,846,404		—		—		4,846,404
Total revenues		7,914,036		3,975,070		3,326,317		4,429,538		2,493,000		610,425		949,492		2,856,092		26,553,970		826,406		—		27,380,376
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,894,827		(8,894,827)		—
Income from operations		3,897,415		2,227,358		1,992,568		2,739,855		1,122,272		275,292		605,139		676,820		13,536,720		9,172,302		(8,894,827)		13,814,195
Interest income		133,432		118,479		79,159		68,588		31,943		23,532		25,661		103,587		584,383		2,500,313		(2,248,707)		835,989
Interest expense		(767,773)		(532,742)		(215,845)		(356,813)		25,841		(83,366)		(84,479)		(142,388)		(2,157,565)		(2,547,060)		2,248,707		(2,455,918)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		6,765		—		6,765
Depreciation and amortization for the year		(439,418)		(341,674)		(196,793)		(302,051)		(491,075)		(86,112)		(80,874)		(284,653)		(2,222,650)		(90,671)		—		(2,313,321)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,250,931		1,802,135		1,822,081		2,404,830		965,731		208,469		535,377		641,154		11,630,708		9,539,805		(8,894,827)		12,275,686
Income taxes expense		(880,041)		(239,072)		(465,912)		(666,377)		(250,796)		(22,788)		(128,532)		(96,269)		(2,749,790)		(340,425)		—		(3,090,212)
Total assets		16,826,327		9,563,874		7,153,346		6,783,782		2,302,148		1,959,100		1,845,541		6,345,646		52,779,764		51,005,573		(43,279,996)		60,505,341
Total liabilities		11,965,643		6,636,931		4,310,601		4,975,334		2,296,332		1,138,198		1,161,069		2,325,171		34,809,270		28,813,099		(22,945,082)		40,677,296
Investments in associates		—		—		—		—		—		—		—		—		—		118		—		118
Net cash flows provided by operations activities		3,525,596		2,519,921		1,414,508		1,968,907		1,397,299		336,156		503,619		1,256,571		12,922,577		140,039		(542,910)		12,519,706
Net cash flow used in investing activities		(3,677,863)		(1,416,545)		(1,579,955)		(780,692)		(204,113)		(128,091)		(138,418)		(642,938)		(8,568,615)		9,595,410		—		(8,482,383)
Net cash flow used in financing activities		(247,552)		(1,325,895)		228,761		(1,691,110)		(942,311)		(174,446)		(512,371)		(393,570)		(5,058,494)		(9,376,386)		—		(4,925,702)
Additions to non-current as assets		11,473,157		6,111,133		4,035,010		4,151,889		5,372,863		1,079,844		1,051,393		3,421,157		36,696,446		1,194,251		—		37,890,697

December 31, 2023	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	5,266,036	Ps.	2,915,378	Ps.	2,492,164	Ps.	2,932,155	Ps.	1,804,975	Ps.	525,222	Ps.	923,323	Ps.	2,408,142	Ps.	19,267,395	Ps.	—	Ps.	—	Ps.	19,267,395
Non-aeronautical services		1,041,913		622,543		561,976		1,169,048		800,061		98,269		182,829		437,237		4,913,873		1,251,556		—		6,165,429
Improvements to concession assets		4,271,867		450,925		1,715,824		376,172		206,137		37,558		185,069		547,769		7,791,320		—		—		7,791,320
Total revenues		10,579,816		3,988,846		4,769,964		4,477,375		2,811,173		661,049		1,291,221		3,393,145		31,972,588		1,251,556		—		33,224,144
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,369,155		(8,369,155)		—
Income from operations		4,619,800		2,294,571		2,137,339		2,851,985		895,296		337,981		761,752		786,858		14,685,583		8,822,285		(8,369,155)		15,138,713
Interest income		196,807		132,182		146,952		149,515		118,052		28,305		44,140		149,386		965,340		3,545,745		(3,108,120)		1,402,964
Interest expense		(1,227,357)		(557,143)		(468,036)		(417,251)		21,900		(90,792)		(118,086)		(189,167)		(3,045,932)		(3,501,465)		3,108,120		(3,439,276)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		—		—		—
Depreciation and amortization for the year		(459,556)		(421,742)		(230,168)		(326,769)		(467,968)		(99,270)		(87,899)		(332,729)		(2,426,100)		(119,602)		—		(2,545,702)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,500,714		1,847,204		1,682,813		2,408,417		814,105		242,928		652,492		697,638		11,846,310		9,284,535		(8,369,155)		12,761,690
Income taxes expense		(1,012,193)		(272,352)		(465,744)		(674,719)		(190,094)		(47,872)		(180,660)		(132,545)		(2,976,177)		(95,912)		—		(3,072,090)
Total assets		19,923,075		9,411,058		8,067,761		7,375,756		1,829,445		1,983,026		2,193,605		6,606,148		57,389,875		66,607,919		(56,552,935)		67,444,859
Total liabilities		1,185,166		504,424		714,059		754,806		2,579,087		285,351		403,847		1,287,445		7,714,185		39,892,672		(1,106,645)		46,500,212
Investments in associates		—		—		—		—		—		—		—		—		—		-		—		-
Net cash flows provided by operations activities		3,829,956		2,471,376		1,916,070		2,415,125		2,034,734		346,523		698,647		958,450		14,670,883		250,927		(986,955)		13,934,854
Net cash flow used in investing activities		(5,623,472)		(828,233)		(1,939,152)		(607,268)		(330,259)		(96,579)		(253,738)		(636,395)		(10,316,421)		5,772,710		(6,548,446)		(11,092,156)
Net cash flow used in financing activities		(132,785)		(2,081,188)		(784,133)		(1,543,711)		(1,109,162)		(221,136)		(275,360)		(475,945)		(6,623,420)		8,724,660		(6,891,002)		(4,789,761)
Additions to non-current as assets		16,440,266		6,444,268		5,728,023		4,432,137		4,451,408		1,068,774		1,227,213		3,978,379		43,770,469		2,150,649		—		45,921,118

December 31, 2024	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	5,372,285	Ps.	2,787,018	Ps.	2,414,056	Ps.	2,763,264	Ps.	1,870,679	Ps.	515,477	Ps.	917,088	Ps.	2,470,200	Ps.	19,110,067	Ps.	—	Ps.	—	Ps.	19,110,067
Non-aeronautical services		1,317,331		521,856		587,407		1,261,519		826,710		116,002		190,854		426,314		5,247,993		2,423,773		—		7,671,766
Improvements to concession assets		2,978,055		394,796		1,529,823		580,258		228,550		92,854		311,567		716,638		6,832,541		—		—		6,832,541
Total revenues		9,667,671		3,703,670		4,531,286		4,605,041		2,926,939		724,333		1,419,509		3,612,152		31,190,601		2,423,773		—		33,614,374
Total intersegment revenues		—		—		—		—		—		—		—		—		—		—		—		—
Income from operations		4,558,825		1,856,737		1,985,498		2,577,743		1,016,663		310,727		717,978		727,935		13,752,106		11,702,985		(10,404,447)		15,050,644
Interest income		108,675		71,911		117,311		212,713		127,281		46,097		43,703		113,053		840,744		765,165		(316,638)		1,289,271
Interest expense		(85,129)		(33,342)		(45,795)		(64,123)		(1,600)		(2,784)		(7,854)		(53,272)		(293,899)		(4,127,161)		316,637		(4,104,423)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		—		—		—
Depreciation and amortization for the year		(603,129)		(472,715)		(220,975)		(364,526)		(480,960)		(100,863)		(88,856)		(364,927)		(2,696,951)		(364,088)		—		(3,061,039)
Share of gain of associate		—		—		—		—		—		—		—		—		—		—		—		—
Income before income taxes		4,584,792		1,912,396		2,115,131		2,875,373		737,050		376,118		777,153		821,232		14,199,245		8,320,943		(10,404,447)		12,115,741
Income taxes expense		(1,216,363)		(268,059)		(560,626)		(782,044)		(182,267)		(82,866)		(204,109)		(170,103)		(3,466,437)		226,135		—		(3,240,302)
Total assets		23,183,154		9,253,785		8,562,633		7,786,187		3,251,557		2,157,056		2,293,425		7,343,753		63,831,550		78,944,248		(61,122,725)		81,653,073
Total liabilities		3,527,338		537,554		874,292		1,021,721		2,921,359		316,090		390,550		1,703,381		11,292,285		50,414,360		(4,675,311)		57,031,334
Investments in associates		—		—		—		—		—		—		—		—		—		—		—		-
Net cash flows provided by operations activities		4,838,698		2,456,836		2,104,689		2,691,413		1,282,586		432,691		684,270		1,459,868		15,951,051		1,283,663		(560,374)		16,674,340
Net cash flow used in investing activities		(3,893,093)		(564,476)		(1,399,244)		(663,155)		(378,960)		(125,270)		(268,817)		(1,153,604)		(8,446,619)		4,114,608		(4,452,973)		(8,784,984)
Net cash flow used in financing activities		(1,019,994)		(1,856,472)		(1,315,231)		(2,028,031)		(916,868)		(164,462)		(533,069)		(580,428)		(8,414,555)		7,847,474		(4,452,973)		(5,020,054)
Additions to non-current as assets		19,490,073		6,402,930		6,924,576		4,823,390		5,992,175		1,086,793		1,413,917		4,860,588		50,994,442		5,054,149		—		56,048,591